Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Bank Borrowings
Schedule of bank borrowings
	December 31,
	2017	2016
	(in US$'000)
Current	29,987	19,957
Non-current	—	26,830

	29,987	46,787

Schedule of maturities of bank borrowings
	December 31,
	2017	2016
	(in US$'000)
Not later than 1 year	30,000	20,000
Between 1 to 2 years	—	26,923

	30,000	46,923